Insurance - Summary of the Insurance Liability by Remaining Coverage and Incurred Claims (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2024
Insurance service result [Line Items]
Liabilities for incurred claims	$ 105	$ 105	$ 110
The Union Life [Member]
Insurance service result [Line Items]
Insurance contracts transferred	$ 798	$ 798